Summary of Significant Policies (Details) - Schedule of Intangible Assets	Jun. 30, 2024
AGM domain name [Member]
Finite-Lived Intangible Assets [Line Items]
Residual value rate	0.00%
Useful life	10 years
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Residual value rate	0.00%
Useful life	5 years